Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS (LOSSES) PER SHARE
NOTE 11:-	EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted earnings (losses) per share:

	Year ended December 31,
	2020	2019	2018
Numerator for basic and diluted earnings (losses) per share:

Net income (loss)	$(4,783)	$10,167	$12,429

Weighted average ordinary shares outstanding:

Denominator for basic earnings (losses) per share	42,286,275	38,079,394	34,521,352
Effect of dilutive securities:
Employee share options, RSUs, PSUs and Warrants	-	1,214,721	842,352

Denominator for diluted earnings (losses) per share	42,286,275	39,294,115	35,363,704

Basic earnings (losses) per share	$(0.11)	$0.27	$0.36

Diluted earnings (losses) per share	$(0.11)	$0.26	$0.35